SCHEDULE OF SUBSIDIARIES COMPANY (Details)	12 Months Ended
Dec. 31, 2022 HKD ($)
Issued ordinary share capital	$ 138,666,783
Giraffe financial holdings limited [Member]
Place and date of Incorporation	Hong Kong June 24, 2016
Issued ordinary share capital	$ 10,000
Ownership percentage	100.00%
Principal activity	Investment holding
Giraffe Capital Limited [Member]
Place and date of Incorporation	Hong Kong June 28, 2016
Issued ordinary share capital	$ 10,000,000
Ownership percentage	100.00%
Principal activity	Providing advisory services for the company to be listed in the public offerings and advising companies on corporate finance
Giraffe Investment Limited [Member]
Place and date of Incorporation	Hong Kong September 22, 2022
Issued ordinary share capital	$ 100
Ownership percentage	100.00%
Principal activity	Investment holding
Magic Empire Investment Limited [Member]
Place and date of Incorporation	Hong Kong September 22, 2022
Issued ordinary share capital	$ 100
Ownership percentage	100.00%
Principal activity	Investment holding